Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

Schedule V

Palomar Holdings, Inc. and Subsidiaries

Valuation and Qualifying Accounts

		Additions	Deductions
	Balance at	Amounts	Amounts	Balance at
	Beginning	Charged to	Written	End of
(in thousands)	of Period	Expense	Off	Period
Year Ended December 31, 2018
Valuation Allowance for deferred tax assets	$947	$730	$—	$1,677
Year Ended December 31, 2017
Valuation Allowance for deferred tax assets	$—	$947	$—	$947